Income Taxes - Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Current:
PRC	$ 18,985	$ 14,027	$ 9,390
Deferred:
PRC	(3,630)	(3,255)	(1,154)
Total provision for income taxes	$ 15,355	$ 10,772	$ 8,236